Debt - Schedule of Notes Payable to FNBD (Details) - FNDB [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 9,713,423	$ 9,713,423
Notes Payable	8,230,395	8,621,519	$ 9,309,286
Issuance Cost	84,424	84,424
Notes Payable One [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	237,272	237,272
Notes Payable	215,371	219,975	228,785
Issuance Cost	$ 6,108	$ 6,108
Acquisition	CAH	CAH
Entered	Dec. 27, 2021	Dec. 27, 2021
Maturity	Dec. 27, 2041	Dec. 27, 2041
Interest	3.98%	3.98%
Notes Payable Two [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 231,987	$ 231,987
Notes Payable	175,708	187,461	210,161
Issuance Cost	$ 6,108	$ 6,108
Acquisition	CAH	CAH
Entered	Dec. 27, 2021	Dec. 27, 2021
Maturity	Dec. 27, 2031	Dec. 27, 2031
Interest	3.98%	3.98%
Notes Payable Three [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 216,750	$ 216,750
Notes Payable	196,745	200,949	208,997
Issuance Cost	$ 5,370	$ 5,370
Acquisition	P&F	P&F
Entered	Dec. 27, 2021	Dec. 27, 2021
Maturity	Dec. 27, 2041	Dec. 27, 2041
Interest	3.98%	3.98%
Notes Payable Four [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 318,750	$ 318,750
Notes Payable	241,422	257,571	288,761
Issuance Cost	$ 5,370	$ 5,370
Acquisition	P&F	P&F
Entered	Dec. 27, 2021	Dec. 27, 2021
Maturity	Dec. 27, 2031	Dec. 27, 2031
Interest	3.98%	3.98%
Notes Payable Five [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 817,135	$ 817,135
Notes Payable	625,929	667,050	746,733
Issuance Cost	$ 3,085	$ 3,085
Acquisition	Pasco	Pasco
Entered	Jan. 14, 2022	Jan. 14, 2022
Maturity	Jan. 14, 2032	Jan. 14, 2032
Interest	3.98%	3.98%
Notes Payable Six [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 478,098	$ 478,098
Notes Payable	374,349	398,275	444,593
Issuance Cost	$ 1,898	$ 1,898
Acquisition	Lytle	Lytle
Entered	Mar. 15, 2022	Mar. 15, 2022
Maturity	Mar. 15, 2032	Mar. 15, 2032
Interest	3.98%	3.98%
Notes Payable Seven [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 663,000	$ 663,000
Notes Payable	608,372	621,020	645,392
Issuance Cost	$ 11,875	$ 11,875
Acquisition	Lytle	Lytle
Entered	Mar. 15, 2022	Mar. 15, 2022
Maturity	Mar. 15, 2042	Mar. 15, 2042
Interest	3.98%	3.98%
Notes Payable Eight [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 425,000	$ 425,000
Notes Payable	389,939	398,089	413,713
Issuance Cost	$ 7,855	$ 7,855
Acquisition	Kern	Kern
Entered	Mar. 22, 2022	Mar. 22, 2022
Maturity	Mar. 22, 2042	Mar. 22, 2042
Interest	3.98%	3.98%
Notes Payable Nine [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 1,275,000	$ 1,275,000
Notes Payable	998,321	1,062,126	1,185,648
Issuance Cost	$ 4,688	$ 4,688
Acquisition	Kern	Kern
Entered	Mar. 22, 2022	Mar. 22, 2022
Maturity	Mar. 22, 2032	Mar. 22, 2032
Interest	3.98%	3.98%
Notes Payable Ten [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 246,500	$ 246,500
Notes Payable	227,722	232,428	241,429
Issuance Cost	$ 5,072	$ 5,072
Acquisition	Bartow	Bartow
Entered	May 18, 2022	May 18, 2022
Maturity	May 18, 2042	May 18, 2042
Interest	3.98%	3.98%
Notes Payable Eleven [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 722,500	$ 722,500
Notes Payable	577,732	613,737	683,262
Issuance Cost	$ 2,754	$ 2,754
Acquisition	Bartow	Bartow
Entered	May 18, 2022	May 18, 2022
Maturity	May 18, 2032	May 18, 2032
Interest	3.98%	3.98%
Notes Payable Twelve [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 382,500	$ 382,500
Notes Payable	309,063	328,026	364,708
Issuance Cost	$ 1,564	$ 1,564
Acquisition	Dietz	Dietz
Entered	Jun. 15, 2022	Jun. 15, 2022
Maturity	Jun. 15, 2032	Jun. 15, 2032
Interest	3.98%	3.98%
Notes Payable Thirteen [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 445,981	$ 445,981
Notes Payable	363,818	386,120	428,747
Issuance Cost	$ 1,786	$ 1,786
Acquisition	Aberdeen	Aberdeen
Entered	Jul. 19, 2022	Jul. 19, 2022
Maturity	Jul. 29, 2032	Jul. 29, 2032
Interest	3.98%	3.98%
Notes Payable Fourteen [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 1,020,000	$ 1,020,000
Notes Payable	951,932	971,173	1,008,039
Issuance Cost	$ 8,702	$ 8,702
Acquisition	All Breed	All Breed
Entered	Aug. 12, 2022	Aug. 12, 2022
Maturity	Aug. 12, 2042	Aug. 12, 2042
Interest	3.98%	3.98%
Notes Payable Fifteen [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 519,527	$ 519,527
Notes Payable	428,370	453,984	503,471
Issuance Cost	$ 3,159	$ 3,159
Acquisition	All Breed	All Breed
Entered	Aug. 12, 2022	Aug. 12, 2022
Maturity	Aug. 12, 2032	Aug. 12, 2032
Interest	3.98%	3.98%
Notes Payable Sixteen [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 225,923	$ 225,923
Notes Payable	188,204	198,905	219,347
Issuance Cost	$ 3,159	$ 3,159
Acquisition	All Breed	All Breed
Entered	Aug. 12, 2022	Aug. 12, 2022
Maturity	Aug. 12, 2032	Aug. 12, 2032
Interest	5.25%	5.25%
Notes Payable Seventeen [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 637,500	$ 637,500
Notes Payable	551,240	580,834	637,500
Issuance Cost	$ 2,556	$ 2,556
Acquisition	Williamsburg	Williamsburg
Entered	Dec. 08, 2022	Dec. 08, 2022
Maturity	Dec. 08, 2032	Dec. 08, 2032
Interest	5.25%	5.25%
Notes Payable Eighteen [Member]
Schedule of Notes Payable to FNBD [Line Items]
Original Principal	$ 850,000	$ 850,000
Notes Payable	806,158	843,796	$ 850,000
Issuance Cost	$ 3,315	$ 3,315
Acquisition	Valley Vet	Valley Vet
Entered	Nov. 08, 2023	Nov. 08, 2023
Maturity	Nov. 08, 2033	Nov. 08, 2033
Interest	5.25%	5.25%